Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Accrued payroll	$957	$741
Accrued bonuses	3,408	—
Accrued payroll taxes	1,547	273
Accrued interest	—	391
Accrued purchases and other	1,947	1,406
Warranty reserve	275	—
Deferred rent—current	605	545

Accrued expenses and other current liabilities	$8,739	$3,356